Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Trade receivables, net	57	3,188
Research tax credit	5,282	11,299
Social security costs receivables	4	1
VAT receivables	1,038	1,288
Grants receivables	5	4
Other receivables	852	126
TOTAL	7,239	15,906
Of which : Current	7,236	15,906
Of which : Non-current	3	—

Trade receivables, net
Trade receivables amounted to €3,188 as of December 31, 2022. The balance mainly corresponds to revenue related to the inventory purchase agreement with Ipsen.
Research tax credit
The research tax credit receivable for the year 2021 amounted to €5,282.
The research tax credit receivable for the year 2022 amounts to €11,299. This balance includes the 2021 balance as there is currently a tax inspection taking place by the French tax authorities.
VAT receivables
The VAT receivable amounted to €1,288 at December 31, 2022.
The VAT receivable amounted to €1,038 at December 31, 2021.
Other receivables
The line item “other receivables” primarily consists of credit notes from suppliers for €126 and €752, respectively, as of December 31, 2022 and December 31, 2021.